Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 105,580	$ 75,975
Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	15,549	27,546
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	5,858	1,742
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	40,540	8,603
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		20,593
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	43,633	17,491
Up to three months [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	60,470	75,975
Up to three months [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	14,072	27,546
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	5,858	1,742
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	40,540	8,603
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		20,593
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell		$ 17,491
3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	43,633
3 months to 1 year [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	43,633
More than 1 year [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	1,477
More than 1 year [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 1,477